Income Tax - Difference Between Tax Provision and Tax Provision Computed at U.S. Federal Statutory Income Tax Rate (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Income Tax Disclosure [Abstract]
Income taxes computed at the U.S. federal statutory rate	$ (45)	$ (33)	$ (81)
Non-U.S. income taxed at different rates	4	8	3
Withholding taxes	6	6	9
State tax expense		2	4
Partnership earnings flow through to partners	22	45	93
Redeemable noncontrolling interest	17
Valuation allowances	24
Foreign tax credits	(2)
Uncertain tax positions	(11)	9	1
Other	(1)	1
Provision for income tax expense	$ 5	$ 38	$ 29